OTHER COMPREHENSIVE (LOSS) / INCOME AND ACCUMULATED OTHER COMPREHENSIVE LOSS (AOCI) - Reclassifications (Details) - CAD ($) $ in Millions		12 Months Ended
	May 22, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues (Power and Storage)		$ 12,999	$ 13,255	$ 13,679
Interest expense		(2,228)	(2,333)	(2,265)
Net (loss)/ gain on assets sold/held for sale		(50)	(121)	170
Total before tax		5,107	5,187	3,949
Income tax expense		(194)	(754)	(432)
Plant operating costs and other		3,878	3,913	3,593
Income from equity investments		1,019	920	714
Net Income Attributable to Common Shares		4,457	3,976	3,539
Reclassification to net income of gains and losses on cash flow hedges		(489)	(14)	(21)
Disposal group, disposed of by sale, not discontinued operations | Coastal GasLink
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net (loss)/ gain on assets sold/held for sale	$ 364
Ownership interest sold	65.00%
Coastal GasLink
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Ownership interest sold	65.00%
Interest rate
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Change in fair value of derivative instruments recognized in OCI		(613)
Reclassification to net income of gains and losses on cash flow hedges		(459)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax		(642)	(19)	(22)
Income tax expense		160	5	6
Net Income Attributable to Common Shares		(482)	(14)	(16)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Cash flow hedges | Interest rate
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense		(28)	(12)	(18)
Net (loss)/ gain on assets sold/held for sale		(613)	0	0
Amounts Reclassified From Accumulated Other Comprehensive Loss | Amortization of actuarial losses
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Plant operating costs and other		(23)	(14)	(16)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Settlement charge
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Plant operating costs and other			0	(4)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Pension and other post-retirement benefit plan adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax		(23)	(14)	(20)
Income tax expense		6	4	5
Net Income Attributable to Common Shares		(17)	(10)	(15)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Equity investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax expense		4	3	4
Income from equity investments		(15)	(8)	(16)
Net Income Attributable to Common Shares		(11)	(5)	(12)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net (loss)/ gain on assets sold/held for sale			13	0
Income tax expense			0	0
Net Income Attributable to Common Shares			13	0
Amounts Reclassified From Accumulated Other Comprehensive Loss | Accumulated net gain (loss) from cash flow hedges attributable to noncontrolling interest
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Income Attributable to Common Shares		7	0	5
Amounts Reclassified From Accumulated Other Comprehensive Loss | Accumulated net gain (loss) from equity investments attributable to noncontrolling interest
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Income Attributable to Common Shares		0	0	2
Power and Storage | Amounts Reclassified From Accumulated Other Comprehensive Loss | Cash flow hedges | Commodities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues (Power and Storage)		$ (1)	$ (7)	$ (4)